Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors
Compensation for key management and non-executive directors recognized during the periods comprised (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries and other short-term employee benefits	$1,116	$533	$1,667	$1,086
Pension costs	64	49	116	99
Share-based compensation expense	3,076	2,491	4,796	4,760
Other compensation	86	80	202	153
Total	$4,342	$3,153	$6,781	$6,098